Long-term Debt - Reserves-Based Lending Facility (Details) $ in Thousands, $ in Millions	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 USD ($)
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 37,041
Revolving Reserves-Based Lending Facility [Member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	7,539	$ 9.8
Gross carrying amount [member] | Revolving Reserves-Based Lending Facility [Member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 7,539		$ 8,221